Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	THE ALGER INSTITUTIONAL FUNDS
CIK	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Alger Focus Equity Fund - AC | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALAFX
Alger Focus Equity Fund - AC | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCFX
Alger Focus Equity Fund - AC | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGRX
Alger Focus Equity Fund - AC | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGYX
Alger Focus Equity Fund - AC | Class Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALZFX
Alger Capital Appreciation Institutional Fund - IR | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALARX
Alger Capital Appreciation Institutional Fund - IR | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACARX
Alger Capital Appreciation Institutional Fund - IR | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACAYX
Alger Capital Appreciation Institutional Fund - IR | Class Z-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACIZX
Alger Mid Cap Growth Institutional Fund - IR | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMRX
Alger Mid Cap Growth Institutional Fund - IR | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGIRX
Alger Mid Cap Growth Institutional Fund - IR | Class Z-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALMZX
Alger Small Cap Growth Institutional Fund - IR | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALSRX
Alger Small Cap Growth Institutional Fund - IR | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASIRX
Alger Small Cap Growth Institutional Fund - IR | Class Z-2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AISZX